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                            [DECHERT LLP LETTERHEAD]



                                October 15, 2004

VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381, 811-07589

Dear Sir or Madam:

      Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the "Company"), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), is one copy of Post-Effective Amendment No. 36 to the Company's Registration Statement on Form N-1A (the "Amendment"). The Amendment contains the prospectuses and statement of additional information relating to The Hartford Select MidCap Growth Fund, a new series of the Company established by the Directors of the Company at a meeting held on July 28, 2004 (the "Fund").

      The Amendment contains two prospectuses (one applicable to Class A, Class B and Class C Shares and one applicable to Class Y Shares) and one statement of additional information (applicable to Class A, Class B, Class C and Class Y Shares) for the Fund.

      Pursuant to Rule 485(a)(2), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on January 1, 2005. No fees are required in connection with this filing. Please contact me at
(617) 728-7139 or John V. O'Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

                                        Very truly yours,


                                        /s/ Nicholas J. Kolokithas
                                        --------------------------
                                        Nicholas J. Kolokithas

cc: John V. O'Hanlon, Esq.